INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets

	Cost				Accumulated depreciation and impairment
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2020	2021
	in USD thousands				in USD thousands				in USD thousands
Composition in 2021
Intellectual property	21,792	-	-	21,792	96	-	-	96	21,696	21,696
Computer software	616	-	-	616	598	10	-	608	18	8
	22,408	-	-	22,408	694	10	-	704	21,714	21,704